3. PRINCIPLES OF CONSOLIDATION (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cemig Geracao E Transmissao [member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		100.00%	100.00%
Percentage of ownership in subsidiary indirect interest
Cemig Distribuicao SA [member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		100.00%	100.00%
Percentage of ownership in subsidiary indirect interest
Gasmig [member]
Disclosure of subsidiaries [line items]
Form of valuation		Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest		99.57%	99.57%
Percentage of ownership in subsidiary indirect interest
Cemig Geracao Distribuida (Usina Termica Ipatinga) [member]
Disclosure of subsidiaries [line items]
Form of valuation	[1]	Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest	[1]	100.00%	100.00%
Percentage of ownership in subsidiary indirect interest
Cemig Sim (Efficientia) [member]
Disclosure of subsidiaries [line items]
Form of valuation	[2]	Consolidation	Consolidation
Percentage of ownership in subsidiary direct interest	[2]	100.00%	100.00%
Percentage of ownership in subsidiary indirect interest
Centroeste [member]
Disclosure of subsidiaries [line items]
Form of valuation	[3]	Consolidation	Equity method
Percentage of ownership in subsidiary direct interest	[3]	100.00%	51.00%
Percentage of ownership in subsidiary indirect interest

[1]	On October 19, 2020, an Extraordinary General Meeting of Shareholders approved the merger of this wholly-owned subsidiary, at book value, and as a result the investee ceased to exist and the Company took over of all its rights and liabilities.
[2]	On April 14, 2020, the Annual Shareholders General Meeting decided to change this subsidiary's By-laws, changing the name of this subsidiary to Cemig Solucoes Inteligentes em Energia S.A.-Cemig Sim.
[3]	On January 13, 2020, the Company concluded acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste, resulting in its now holding 100% of that investee. More details see notes 1 and 16.